Fair Value (Fair Value Option for Certain Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Option, Quantitative Disclosures [Line Items]
Carrying value at estimated fair value	$ 9,290	$ 7,404
Carrying value at estimated fair value	1,904	1,936
Consolidated Securitization Entities
Fair Value, Option, Quantitative Disclosures [Line Items]
Unpaid principal balance	88	121
Difference between estimated fair value and unpaid principal balance	48	51
Carrying value at estimated fair value	136	172
Contractual principal balance	22	46
Difference between estimated fair value and contractual principal balance	1	2
Carrying value at estimated fair value	$ 23	$ 48